SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

June 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 99.05%
Australia — 5.34%
49,998	Rio Tinto Plc	$3,177,358
179,900	Woodside Energy Group Ltd.	4,161,371

		7,338,729

Austria — 1.76%
69,140	Erste Group Bank AG	2,425,284

Belgium — 3.78%
91,540	Anheuser-Busch InBev NV	5,188,254

China — 0.97%
110,246	Wanhua Chemical Group Co. Ltd., Class A	1,334,027

Denmark — 1.30%
18,813	Orsted A/S(a)	1,783,516

Finland — 1.04%
36,966	Neste Oyj	1,423,311

France — 5.85%
4,446	LVMH Moet Hennessy Louis Vuitton SE	4,192,188
24,579	Safran SA	3,851,768

		8,043,956

Germany — 4.25%
119,495	DHL Group	5,838,795

Hong Kong — 5.37%
727,200	AIA Group Ltd.	7,385,807

India — 4.67%
92,066	HDFC Bank Ltd., ADR	6,417,000

Indonesia — 2.01%
7,565,700	Bank Rakyat Indonesia Persero Tbk PT	2,762,174

Ireland — 3.48%
48,966	Kerry Group Plc, Class A	4,779,232
20	Kerry Group Plc, Class A	1,933

		4,781,165

Japan — 10.62%
368,200	Astellas Pharma, Inc.	5,483,411

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
88,400	MISUMI Group, Inc.	$1,779,764
28,902	Nidec Corp.	1,592,658
147,100	Oriental Land Co. Ltd	5,734,839

		14,590,672

Luxembourg — 1.09%
23,574	Eurofins Scientific SE	1,498,077
Netherlands — 4.26%
1,785	Adyen NV*,(a)	3,091,027
21,767	Wolters Kluwer NV	2,763,832

		5,854,859

Norway — 3.56%
168,229	Equinor ASA	4,898,639

Singapore — 4.07%
239,490	DBS Group Holdings Ltd.	5,592,758

South Africa — 3.27%
24,854	Naspers Ltd., N Shares	4,490,155

Sweden — 4.06%
209,648	Essity AB, Class B	5,583,277

Switzerland — 5.28%
2,029	Partners Group Holding AG	1,913,024
17,507	Roche Holding AG	5,347,864

		7,260,888

Taiwan — 10.23%
6,493,555	E.Sun Financial Holding Co. Ltd.	5,440,507
85,318	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,610,293

		14,050,800

Thailand — 2.57%
3,640,200	Minor International Public Co. Ltd.	3,524,941

United Kingdom — 8.03%
53,530	Croda International Plc	3,826,569
72,385	InterContinental Hotels Group Plc	5,003,726
763,169	Legal & General Group Plc	2,209,605

		11,039,900

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2023 (Unaudited)

Shares		Value
Zambia — 2.19%
127,047	First Quantum Minerals Ltd.	$3,005,588

Total Common Stocks (Cost $136,607,081)		136,112,572

Rights/Warrants — 0.01%
Thailand — 0.01%
87,828	Minor International Public Co. Ltd., Warrants , Expire 12/31/24*	8,373

Total Rights/Warrants (Cost $0)		8,373

Investment Company — 0.32%
446,960	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (b)	446,960

Total Investment Company (Cost $446,960)		446,960

Total Investments (Cost $137,054,041) — 99.38%		$136,567,905
Other assets in excess of liabilities — 0.62%		845,718

NET ASSETS — 100.00%		$137,413,623

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

June 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	27.09%
Consumer Discretionary	16.70%
Industrials	11.52%
Consumer Staples	11.32%
Health Care	8.97%
Materials	8.25%
Energy	7.63%
Information Technology	6.27%
Utilities	1.30%
Other	0.95%

100.00%

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